Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
	December 31,
(in thousands)	2021	2020

Cost:
Laboratory equipment	$1,891	$1,256
Computers	256	169
Office furniture & equipment	192	102
Leasehold improvements	1,521	712
Total cost	3,860	2,239
Accumulated depreciation:
Laboratory equipment	960	588
Computers	138	87
Office furniture & equipment	15	5
Leasehold improvements	217	78
Total accumulated depreciation	1,330	758
Depreciated cost	$2,530	$1,481